ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
Schedule of business acquisitions, by acquisition

	December 31, 2014
	PBF Logistics LP	Delaware City Products Pipeline and Truck Rack	Consolidated Results
Assets
Current assets:
Cash and cash equivalents	$14,165	$—	$14,165
Accounts receivable - affiliates	11,630	—	11,630
Prepaid expenses and other current assets	295	102	397
Total current assets	26,090	102	26,192

Property, plant and equipment, net	130,779	16,088	146,867
Marketable securities	234,930	—	234,930
Other assets, net	2,152	—	2,152
Total assets	$393,951	$16,190	$410,141

Liabilities
Current liabilities:
Accounts payable - affiliates	$3,223	$—	$3,223
Accounts payable and accrued liabilities	1,021	477	1,498
Total current liabilities	4,244	477	4,721

Long-term debt	510,000	—	510,000
Other long-term liabilities	—	—	—
Total Liabilities	514,244	477	514,721

Equity
Net investment	—	15,713	15,713
Common unitholders - Public	336,369	—	336,369
Common unitholders - PBF LLC	(167,787)	—	(167,787)
Subordinated unitholders - PBF LLC	(288,875)	—	(288,875)
Total Equity	(120,293)	15,713	(104,580)
Total Liabilities and Equity	$393,951	$16,190	$410,141

	Three Months Ended June 30, 2015
	PBF Logistics LP	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenues from affiliates	$33,766	$1,102	$34,868

Costs and expenses:
Operating and maintenance expenses	4,356	412	4,768
General and administrative expenses	3,347	382	3,729
Depreciation and amortization	1,547	90	1,637
Total costs and expenses	9,250	884	10,134

Income from operations	24,516	218	24,734

Other income (expense):
Interest expense, net and other financing costs	(4,627)	3	(4,624)
Amortization of loan fees	(306)	—	(306)
Net income	19,583	221	19,804
Less: Net income attributable to Predecessor	—	221	221
Limited partners' interest in net income attributable to the Partnership	$19,583	$—	$19,583

	Six Months Ended June 30, 2015
	PBF Logistics LP	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenues from affiliates	$64,330	$3,383	$67,713

Costs and expenses:
Operating and maintenance expenses	11,837	1,365	13,202
General and administrative expenses	6,310	481	6,791
Depreciation and amortization	2,994	276	3,270
Total costs and expenses	21,141	2,122	23,263

Income from operations	43,189	1,261	44,450

Other income (expense):
Interest expense, net and other financing costs	(6,431)	13	(6,418)
Amortization of loan fees	(467)	—	(467)
Net income	36,291	1,274	37,565
Less: Net income attributable to Predecessor	—	1,274	1,274
Limited partners' interest in net income attributable to the Partnership	$36,291	$—	$36,291

	Three Months Ended June 30, 2014
	PBF Logistics LP	DCR West Rack	Toledo Storage Facility	Delaware City Products Pipeline and Truck Rack	Consolidated Results

Revenues from affiliates	$7,782	$—	$—	$2,386	$10,168

Costs and expenses:
Operating and maintenance expenses	1,697	—	2,188	932	4,817
General and administrative expenses	1,427	36	30	116	1,609
Depreciation and amortization	284	—	398	186	868
Total costs and expenses	3,408	36	2,616	1,234	7,294

Income (loss) from operations	4,374	(36)	(2,616)	1,152	2,874

Other income (expense):
Interest expense, net and other financing costs	(287)	—	—	2	(285)
Amortization of loan fees	(73)	—	—	—	(73)
Net income (loss)	4,014	(36)	(2,616)	1,154	2,516
Less: Net income (loss) attributable to Predecessor	(1,403)	(36)	(2,616)	1,154	(2,901)
Limited partners' interest in net income attributable to the Partnership	$5,417	$—	$—	$—	$5,417